Balances and Transactions With Related Parties (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Transactions Between Related Parties [Abstract]
Summary of Receivables from and Accounts Payable to Related Parties

The balances of accounts receivable and payable between the Group and its non-consolidated related companies are as follows:

a)	Receivables from related parties

Taxpayer ID							Current		Non-current
Number	Company	Country	Relationship	Currency	Description of transaction	Term of transaction	12-31-2017	12-31-2016	12-31-2017	12-31-2016
							ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	70,371	83,448	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	13,077	—	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	1,031,125	129,755	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	79,217	57,827	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	86,089	—	—	—
96.880.800-1	Empresa Electrica Puyehue S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	0	64	—	—
76.418.940-k	GNL Chile S.A.	Chile	Associate	CH$	Advance natural gas purchase	Less than 90 days	18,793,098	16,780,275	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	36,067	36,067	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	US$	Commodity derivatives	Less than 90 days	—	587,224	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	8,144	8,144	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	290,838	278,834	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	8,511	—	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	21,484,590	—	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	20,751,714	22,321,017	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	16,994	142,926	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	134	8	—	—
76.126.507-5	Parque Eolico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	49,677	—	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	50,594	98,353	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	35,572	21,774	—	—
76.321.458-3	Sociedad Almeyda Solar SpA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	19,877	—	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	41,487	243,946	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	425	—	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	54,638	—	—	—
Foreign	Enel SpA	Italy	Parent	CH$	Other services	Less than 90 days	157,701	194,879	—	—
Foreign	Enel SpA	Italy	Parent	Euros	Other services	Less than 90 days	215,289	145,858	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	75,956	81,377	—	—
76.052.206-6	Parque Eolico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	49,677	—	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	28,835	25,559	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	3,443	—	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	310,179	—	—	—
96.210.110-10	Enel Green Power Chile S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	162,594	34,851	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	CH$	Other services	Less than 90 days	47,998	2,121,609	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	Euros	Other services	Less than 90 days	116,436	—	—	—
Foreign	Enel Brasil S.A.	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	2,068,594	36,276	—	—
76.532.379-7	Chilectra Inversud	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	150,246	—	—
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	CH$	Other services	Less than 90 days	—	1,614,168	—	—
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	CH$	Other services	Less than 90 days	432,233	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	CH$	Other services	Less than 90 days		29,989	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	13,746	—	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	—	13,327	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	CH$	Other services	Less than 90 days	791,622	423,462	—	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	Euros	Other services	Less than 90 days	29,221	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	15,192	1,328,268	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	758,841	—	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	PS$	Other services	Less than 90 days	—	15,192	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Mercantile current account	Less than 90 days	—	519,570	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	1,487,709	2,356,523	—	—
94.271.000-3	Enel Américas S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	54,949	—	—	—
Foreign	Enel Green Power Colombia SAS	Colombia	Common Immediate Parent	CH$	Other services	Less than 90 days	46,557	—	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	—	346,061	—	—
Foreign	Enel Generación Piura S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	165,875	—	—	—
Foreign	Enel Perú S.A.C.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	—	341,948	—	—
Foreign	Compañía Energética Veracruz S.A.C.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days		639,233	—	—
Foreign	Chinango S.A.C.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	17,410	—	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	262,694	—	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	82,830	—	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	CH$	Energy sales	Less than 90 days	10,096	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	CH$	Other services	Less than 90 days	354,283	1,251,369	—	—
Foreign	Enel Green Power Mexico	Mexico	Common Immediate Parent	US$	Other services	Less than 90 days	152,495	—	—	—
Foreign	Enel Green Power Perú	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	177,478	—	—	—
Foreign	Enel Green Power Brasil	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	37,936	—	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	9,188	—	—	—
Foreign	Empresa Distribuidora del Sur S.A.	Argentina	Common Immediate Parent	CH$	Other services	Less than 90 days	796,750	398,957	—	—
						Total	71,856,046	52,858,384	—	—
b)	Accounts payable to related parties

Taxpayer ID							Current		Non-current
Number	Company	Country	Relationship	Currency	Description of transaction	Terms of transaction	12-31-2017	12-31-2016	12-31-2017	12-31-2016
							ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Endesa España	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	—	273,569	—	—
Foreign	Endesa España	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	277,868	—
Foreign	Enel Brasil	Brazil	Common Immediate Parent	US$	Other services	Less than 90 days	77,680	—	—	—
Foreign	Enel Brasil	Brazil	Common Immediate Parent	CH$	Other services	Less than 90 days	—	85,864	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	US$	Other services	Less than 90 days	—	63,992	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	AR$	Other services	Less than 90 days	74,740	—	—	—
Foreign	Enel Trading Argentina S.R.L.	Argentina	Common Immediate Parent	CH$	Other services	Less than 90 days	—	13,574	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	—	5,461	—	—
Foreign	Emgesa S.A. E.S.P.	Colombia	Common Immediate Parent	CP$	Other services	Less than 90 days	4,551	—	—	—
94.271.000-2	Enel Américas	Chile	Common Immediate Parent	CH$	Loan	Less than 90 days	4,650	974,374	—	—
94.271.000-2	Enel Américas	Chile	Common Immediate Parent	US$	Other services	Less than 90 days	912,731	—	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	US$	Other services	Less than 90 days	—	2,239	—	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	PS$	Other services	Less than 90 days	2,110	—	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	3,175,956	1,695,658	—	—
96.524.140-K	Empresa Electrica Panguipulli S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	71,648	92,005	—	—
96.806.130-5	Electrogas S.A.	Chile	Associate	CH$	Tolls	Less than 90 days	—	331,447	—	—
76.418.940-k	GNL Chile S.A.	Chile	Associate	US$	Gas Purchase	Less than 90 days	8,100,426	4,872,264	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	CH$	Coal Purchase	Less than 90 days	—	486,180	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	CH$	Other services	Less than 90 days	22,257	379,731	—	—
Foreign	Endesa Generación	Spain	Common Immediate Parent	Euros	Other services	Less than 90 days	214,667	—	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Euros	Other services	Less than 90 days	749,834	158,909	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Dividends	Less than 90 days	—	57,755,885	—	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	CH$	Other services	Less than 90 days	35	867,838	—	—
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	3,187,971	705,730	—	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	10,501,963	118,261	318,518	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	483,665	—	—
Foreign	Enel Ingegneria e Ricerca	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	6,343,845	—	251,527
Foreign	Enel Energía	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	348,370	163,911	—	—
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	371,339	379,716	—	—
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	64,484	45,153	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint Venture	CH$	Tolls	Less than 90 days	72,965	332,709	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint Venture	CH$	Energy purchase	Less than 90 days	70,984	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	65,829	48,434	—	—
76.126.507-5	Parque Eólico Talinay Oriente SA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	258	301	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	589,896	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	924,051	—	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	Euros	Commodity derivatives	Less than 90 days	4,184,469	—	—	—
Foreign	Enel Trade S.p.A.	Italy	Common Immediate Parent	CH$	Commodity derivatives	Less than 90 days	—	1,103,206	—	—
76.179.024-2	Parque Eólico Tal S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	2,105,042	2,171,864	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	484	333	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	10,323,531	7,406,880	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	87,448	—	—
76.412.562-2	Enel Green Power del Sur SpA	Chile	Common Immediate Parent	CH$	Tolls	Less than 90 days	853	42,901	—	—
96.920.110-0	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	90,134	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Other services	Less than 90 days	—	120,296	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	77,415	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	CH$	Dividends	Less than 90 days	63,543,371	—	—	—
Foreign	Enel S.p.A.	Italy	Parent	Euros	Other services	Less than 90 days	1,583,058	564,764	—	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Other services	Less than 90 days	—	477	—	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Chile	Common Immediate Parent	CH$	Energy purchase	Less than 90 days	1,261,153	—	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	—	1,660,149	—	—
Foreign	Enel Italia Servizi SRL	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	4,591,580	—	—	—
Foreign	Enel Italia	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	2,089,122	—	—	—
Foreign	Codensa	Colombia	Common Immediate Parent	US$	Other services	Less than 90 days	7,936	—	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	CH$	Other services	Less than 90 days	357,579	—	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	Euros	Other services	Less than 90 days	99,878	—	—	—
						Total	119,612,972	90,428,929	318,518	251,527

Summary of Significant Transactions and Effect on Income or Expenses
c)	Significant transactions and effects on income/expenses:

Transactions with related companies that are not consolidated and their effects on profit or loss are as follows:

}					For the years ended December 31,
Taxpayer ID Number	Company	Country	Relationship	Description of transaction	2017	2016	2015
					ThCh$	ThCh$	ThCh$
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Other operating income	—	—	232,867
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Gas Sales	10,394,146	18,655,911	14,604,841
Foreign	Endesa Energía S.A.	Spain	Common Immediate Parent	Fuel consumption	—	(134,393)	(10,451,242)
Foreign	Enel Latonoamérica	Spain	Common Immediate Parent	Interests financial debt	—	—	(18,684)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Fuel consumption	—	(54,818,466)	(15,030,911)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Other fixed operating expenses	—	—	(23,329)
Foreign	Endesa Generación	Spain	Common Immediate Parent	Commodity derivatives	—	—	(2,144,063)
Foreign	Generalima S.A.C.	Peru	Common Immediate Parent	Other services rendered	—	—	—
Foreign	Enel Perú S.A.C	Peru	Common Immediate Parent	Other services rendered	7,405	68,066	—
Foreign	Enel Perú S.A.C	Peru	Common Immediate Parent	Financial expenses	(181)	—	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Other financial expense	—	—	(4,709,312)
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Financial expenses	(289,800)	(1,933,040)	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Financial income	144,404	540,259	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Other services rendered	4,737,522	4,822,344	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Other variable expenses	—	(352)	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Other operating income	—	182,091	—
94.271.000-3	Enel Américas	Chile	Common Immediate Parent	Other fixed operating expenses	—	(1,546,751)	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	Other operating income	—	(709)	—
Foreign	Codensa S.A.	Colombia	Common Immediate Parent	Other services rendered	399,432	141,664	—
Foreign	Enel Brasil	Brazil	Common Immediate Parent	Other fixed operating expenses	—	(35,949)	—
Foreign	Enel Brasil	Brazil	Common Immediate Parent	Other services rendered	—	2,044,935	—
76.418.940-k	GNL Chile S.A.	Chile	Associate	Gas consumption	(146,507,390)	(102,686,858)	(123,964,573)
76.418.940-k	GNL Chile S.A.	Chile	Associate	Gas transportation	(47,656,002)	(40,494,275)	(52,195,582)
76.418.940-k	GNL Chile S.A.	Chile	Associate	Other services rendered	85,274	82,762	54,377
76.418.940-k	GNL Chile S.A.	Chile	Associate	Other operating income	—	(1,539)	81,749
76.788.080-4	GNL Quintero S.A.	Chile	Associate	Energy sales	—	1,912,448	3,260,734
76.788.080-4	GNL Quintero S.A.	Chile	Associate	Electricity tolls	—	79,203	151,088
76.788.080-4	GNL Quintero S.A.	Chile	Associate	Other services rendered	—	960,390	650,390
Foreign	Endesa Cemsa S.A.	Argentina	Common Immediate Parent	Other fixed operating expenses	—	—	(11,862)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy purchases	(11,758,824)	(8,803,274)	(10,597,853)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Electricity tolls	(254,065)	(235,950)	(294,910)
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Other services rendered	415,162	281,190	392,168
96.524.140-K	Empresa Eléctrica Panguipulli S.A.	Chile	Common Immediate Parent	Energy sales	1,242,092	116,726	286,977
Foreign	Empresa Distribuidora del Sur S.A.	Argentina	Common Immediate Parent	Other services rendered	409,823	398,957	—
Foreign	Enel Distribución Perú S.A.	Peru	Common Immediate Parent	Other services rendered	176,867	70,415	—
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other fixed operating expenses	—	—	(402,833)
Foreign	Enel Iberoamérica S.R.L	Spain	Parent	Other fixed operating expenses	(6,085)	—	—
96.806.130-5	Electrogas S.A.	Chile	Associate	Gas tolls	(251,099)	(2,750,858)	(3,296,951)
96.806.130-5	Electrogas S.A.	Chile	Associate	Fuel consumption	(25,025)	(717,599)	(952,044)
Foreign	Emgesa S.A.E.S.P	Colombia	Common Immediate Parent	Other operating income	1,866	(2,645)	—
Foreign	Enel Argentina S.A.	Argentina	Common Immediate Parent	Other fixed operating expenses	—	(970)	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	Other services rendered	—	(96,109)	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	Other operating income	745,818	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	Financial expenses	(349)	—	—
Foreign	Enel Generación Perú S.A.	Peru	Common Immediate Parent	Other operating income	—	(9,253)	—
Foreign	Enel Generacion Piura S.A.	Peru	Common Immediate Parent	Other services rendered	98,421	168,961	—
Foreign	Enel Generacion Piura S.A.	Peru	Common Immediate Parent	Financial expenses	(135)	—	—
77.017.930-0	Transmisora Eléctrica de Quillota Ltda.	Chile	Joint venture	Electricity tolls	(1,383,710)	(1,291,995)	(1,473,974)
99.573.910-0	Chilectra Inversud S.A.	Chile	Common Immediate Parent	Other operating income	—	637	—
76.532.379-7	Chilectra Américas S.A. (*)	Chile	Common Immediate Parent	Other services rendered	—	289,994	686,249
76.532.379-7	Chilectra Américas S.A. (*)	Chile	Common Immediate Parent	Other financial expense		—	(375,037)
76.536.351-9	Endesa Américas S.A. (*)	Chile	Common Immediate Parent	Other services rendered	—	1,260,448	343,881
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Other services rendered	6,629	425,604	1,188,564
Foreign	PH Chucas Costa Rica	Costa Rica	Common Immediate Parent	Financial expenses	(162,177)	—	—
Foreign	Compañía Energética Veracruz S.A.C.	Peru	Common Immediate Parent	Other services rendered	283,346	42,890	—
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Commodity derivatives	19,941,617	—	(833,366)
Foreign	Enel Trade S.p.A	Italy	Common Immediate Parent	Other fixed operating expenses	—	—	(216,437)
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Energy purchases	(4,306,145)	(3,674,821)	(3,264,764)
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Electricity tolls	(212,402)	(188,859)	(153,929)
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Other services rendered	40,643	152,419	109,891
76.321.458-3	Sociedad Almeyda Solar Spa	Chile	Common Immediate Parent	Energy sales	344,090	64,174	87,062
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Energy purchases	(16,630,422)	(11,992,799)	(14,929,463)
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Other services rendered	101,595	—	—
76.052.206-6	Parque Eólico Valle de los Vientos S.A.	Chile	Common Immediate Parent	Energy sales	144,589	558,966	670,035
Foreign	Enel SpA	Italy	Parent	Other fixed operating expenses	(658,611)	(34,700)	—
Foreign	Enel Italia Servizi	Italy	Common Immediate Parent	Other fixed operating expenses	(2,230,668)	(1,547,695)	—
76.412.562-2	Enel Green Power del Sur S.p.A	Chile	Common Immediate Parent	Energy purchases	(104,865,684)	(34,952,571)	—
76.412.562-2	Enel Green Power del Sur S.p.A	Chile	Common Immediate Parent	Energy sales	528,740	48,322	—
76.412.562-2	Enel Green Power del Sur S.p.A	Chile	Common Immediate Parent	Electricity tolls	3,730	(2,323)	—
76.412.562-2	Enel Green Power del Sur S.p.A	Chile	Common Immediate Parent	Other services rendered	634,361	15	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Energy purchases	(25,959,608)	(22,415,584)	(26,456,188)
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Electricity tolls	250	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Other services rendered	111,748	—	—
76.179.024-2	Parque Eolico Tal Tal S.A.	Chile	Common Immediate Parent	Energy sales	109,643	23,932	217,448
96.920.110-0	Enel Green Power Chile Ltda.	Chile	Common Immediate Parent	Other services rendered	162,848	34,855	—
Foreign	Enel Produzione	Italy	Common Immediate Parent	Other fixed operating expenses	94,045	—	(206,912)
Foreign	Enel Distribuzione	Italy	Common Immediate Parent	Other fixed operating expenses	—	(654,622)	—
Foreign	Enel Energy Europe	Italy	Common Immediate Parent	Other services rendered	—	—	(69,202)
Foreign	Enel Ingegneria e Innovazione	Italy	Common Immediate Parent	Other services rendered	—	30,806	35,773
Foreign	Enel Ingegneria e Innovazione	Italy	Common Immediate Parent	Other fixed operating expenses	—	(328,310)	(1,354,650)
76.652.400-1	Centrales Hidroeléctricas de Aysén S.A.	Chile	Joint venture	Other services rendered	—	—	260,275
Foreign	Enel Global Trading S.p.A	Italy	Common Immediate Parent	Other operating income	—	9,191,693	—
Foreign	Enel Global Trading S.p.A	Italy	Common Immediate Parent	Other variable expenses	—	(2,120,323)	—
Foreign	Enel Trading Argentina S.r.L.	Argentina	Common Immediate Parent	Other services rendered	11,488	—	—
Foreign	Enel Green Power Italia	Italy	Common Immediate Parent	Other fixed operating expenses	262,694	—	—
Foreign	Enel Green Power Perù	Peru	Common Immediate Parent	Other services rendered	177,478	—	—
Foreign	Enel Green Power Brasil	Brazil	Common Immediate Parent	Other services rendered	37,936	—	—
Foreign	Enel Green Power Brasil Participacoes LTDA	Brazil	Common Immediate Parent	Other services rendered	9,188	—	—
Foreign	Enel Green Power Mexico	Mexico	Common Immediate Parent	Other services rendered	152,495	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Energy purchases	(456)	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Energy sales	10,552	—	—
96.971.330-6	Geotérmica del Norte	Chile	Common Immediate Parent	Other services rendered	69,605	—	—
Foreign	Chinango S.A.C	Peru	Common Immediate Parent	Other services rendered	18,516	—	—
Foreign	Enel Green Power Colomboa SAS	Colombia	Common Immediate Parent	Other services rendered	46,557	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	Common Immediate Parent	Energy sales	128,626	89,710	153,158
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	Common Immediate Parent	Electricity tolls	144	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	Common Immediate Parent	Other services rendered	101,595	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	Common Immediate Parent	Energy purchases	(539,646)	(370,964)	(505,404)
				Total	(321,305,504)	(251,103,769)	(250,465,948)
(*)	Entities merged with and into Enel Américas S.A.

Summary of Compensation Paid to Members of the Board of Directors

The following tables show details of the compensation paid to the members of the Board of Directors of the Company for the year ended December 31, 2017:

				December 31, 2017
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	January - December 2017	178,065	—	—
Foreigner	Giulio Fazio	Vice Chairman	January - December 2017	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	January - December 2017	89,032	—	28,504
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	January - December 2017	89,032	—	28,504
5.672.444-3	Juan Gerardo Jofré Miranda	Director	January - December 2017	89,032	—	28,504
Foreigner	Vicenzo Ranieri	Director	January - December 2017	—	—	—
Foreigner	Salvatore Bernabei	Director	January - December 2017	—	—	—
			Total	445,161	—	85,512

				December 31, 2016
				Enel Chile Board	Board of subsidiaries	Directors' Committee
Taxpayer ID No.	Name	Position	Period in position	ThCh$	ThCh$	ThCh$
4.975.992-4	Hermán Chadwick Piñera	Chairman	March - December 2016	129,578	—	—
Foreigner	Giulio Fazio	Vice Chairman	March - December 2016	—	—	—
4.461.192-9	Fernán Gazmuri Plaza	Director	March - December 2016	80,864	—	25,250
4.774.797-K	Pedro Pablo Cabrera Gaete	Director	March - December 2016	80,864	—	25,250
5.672.444-3	Juan Gerardo Jofré Miranda	Director	March - December 2016	80,864	—	25,250
Foreigner	Vicenzo Ranieri	Director	March - December 2016	—	—	—
Foreigner	Salvatore Bernabei	Director	March - December 2016	—	—	—
			Total	372,170	—	75,750

Disclosure Of Compensation Of Key Management Personnel Explanatory
a)	Compensation received by key management personnel

Key Management Personnel
Taxpayer ID No.	Name	Position
Foreigner	Nicola Cotugno (1)	Chief Executive Officer
24.950.967-1	Raffaele Grandi	Administration, Finance and Control Officer
15.307.846-7	Jose Miranda Montecinos	Communications Officer
24.166.243-8	Alain Rosolino (2)	Human Resources and Organization Officer
6.973.465-0	Domingo Valdés Prieto	General Counsel and Secretary to the Board
Foreigner	Raffael Cutrignelli (3)	Internal Audit Officer
11.625.161-2	Pedro Urzúa Frei	Institutional Relations Officer
Foreigner	Bruno Stella (4)	Planning and control Officer
7.006.337-9	Francisco Silva Bafalluy	Services Officer
13.686.119-0	Andrés Pinto Bonta (5)	Security Officer
23.819.804-6	Antonella Pellegrini (5)	Sustainability and community relations Officer
25.629.782-5	Monica de Martino (5)	Regulation Officer
(1)	On August 16, 2016, Mr. Nicola Cotugno became CEO replacing Mr. Luca D’Agnese who submitted his voluntarily resignation from the Company, and served until that date.
(2)	On October 1, 2016, Mr. Alain Rosolino became Human Resources and Organization Officer replacing Ms. Paola Visintini Vacarezza.
(3)	On October 1, 2016, Mr. Raffaele Cutrignelli became Internal Audit Officer replacing Mr. Alain Rosolino.
(4)	On January 23, 2017, Mr. Bruno Stella became Planning and Control Manager.
(5)	These position were assumed on May 31, 2017.

Summary of Compensation Received by Key Management Personnel

Compensation received by key management personnel is the following:

	December 31, 2017	December 31, 2016
	ThCh$	ThCh$
Cash compensation	2,959,467	1,486,703
Short-term benefits for employees	557,122	341,203
Other long-term benefits	183,453	295,321
Total	3,700,042	2,123,227